TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Provision for doubtful accounts		$ 67	$ 59
Provisions for employee benefits		470	267
Inventory		964	975
Intangible assets		42	100
Capital tax losses carryforward		3,500	3,375
Net operating losses carryforward		1,669	1,102
Other		96	288
Deferred tax assets, before valuation allowance		6,808	6,166
Valuation allowance		(3,500)	(3,375)	$ (3,417)	$ (3,409)
Deferred tax assets, net		3,308	2,791
Deferred tax liabilities:
Property, plant and equipment and intangible assets		(2,159)	(2,085)
Earnings from foreign subsidiaries	[1]	(1,953)	(1,862)
Other temporary differences deferred tax liabilities		(68)	(166)
Deferred tax liabilities		(4,180)	(4,113)
Net		$ (872)	$ (1,322)

[1]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.